Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 12, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The disclosure included in this section is prescribed by SEC rules and is not incorporated by reference to Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. The Compensation and Human Resources Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
As described in greater detail above in the “Compensation Discussion and Analysis” section, our executive compensation program strongly links executive pay and the achievement of enterprise goals, which are aligned to the economic interests of our shareholders. This strong pay-for-performance linkage is a core principle of our executive compensation philosophy, with a large majority of executive officers’ compensation at risk and weighted towards long-term compensation to promote long-term shareholder value creation. The robust oversight and governance practices discourage excessive or unnecessary risk-taking and include a balanced set of performance measures with different metrics used for the annual and long-term incentive plans. The stock retention policy requires executive officers to hold, for at least one year, one-third of the net shares acquired upon vesting or exercise of any stock compensation award. For example, an executive exercising options that have been held for ten years is required to retain one-third of the net shares acquired for an additional year. In addition, compensation clawback policies allow, and in some cases require, the Board to seek cash or stock compensation reimbursement from senior executives in certain circumstances, including specified situations involving financial restatements, material detrimental conduct or violation of non-compete, non-solicit or confidentiality provisions.
The following table sets forth information concerning the compensation imputed to the current and former Principal Executive Officers (each, a PEO) and to the other Named Executive Officers (NEOs) compared to certain performance measures for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Current PEO(2)(4) ($)	Summary Compensation Table Total for Former PEO(2)(4) ($)	Compensation Actually Paid Current PEO(1)(2)(5)(6) ($)	Compensation Actually Paid Former PEO(1)(2)(5)(6) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(4) ($)	Average Compensation Actually Paid Non-PEO Named Executive Officers(1)(3)(5)(6) ($)	TSR ($)	Peer Group TSR (S&P 500 Health Care Index)(7) ($)	Net Income ($)	Adjusted EPS(8) ($)
2025	60,938,062	24,599,372	56,498,799	(7,126,246)	18,995,066	12,563,754	102	148	12,807,000,000	16.35
2024	26,339,215	—	24,226,014	—	10,461,579	10,583,224	153	129	15,242,000,000	27.66
2023	23,534,936	—	20,178,170	—	12,198,157	10,383,382	157	126	23,144,000,000	25.12
2022	20,865,106	—	31,259,796	—	13,210,724	17,698,638	155	124	20,639,000,000	22.19
2021	18,433,143	11,221,093	55,452,750	36,611,403	11,347,389	29,088,841	145	126	17,732,000,000	19.02

(1)
The term compensation actually paid is a mandated SEC naming convention, and the methodology for calculating compensation actually paid also is mandated by the SEC rule. The amount shown for any period, however, does not reflect total compensation earned during the period. Instead, the amounts shown reflect, among other things, adjustments to the grant date fair value of stock compensation awards reported in the Summary Compensation Table to reflect their fair value as of the last day of the fiscal year and increases or decreases in the value of unvested stock compensation awards granted in prior years, which may never actually vest or may have a different value when they do vest. Accordingly, these totals change from year to year based primarily upon share performance, but do not reflect actual compensation paid or earned by an executive for any year. Compensation resulting from an award of options is not actually realized until exercise, which vest over 4 years (three-year cliff vesting for Mr. Hemsley) and have a 10-year duration; vesting of RSUs which vest ratably over 4 years; or completion and achievement of a long-term performance share plan, which has a three-year duration. See footnote 5 below for a more detailed break down between earned/vested and unearned/unvested amounts.

(2)
Mr. Hemsley has served as PEO since May 12, 2025. Mr. Witty served as PEO from February 3, 2021, until May 12, 2025. Mr. Wichmann, the former PEO served until February 2, 2021. These columns reflect amounts for the current and former PEO in 2021 and 2025.

(3)
For 2025, the other NEOs were Mr. DeVeydt, Mr. Noel, Dr. Conway, Mr. Zaetta and Mr. Rex. In 2024, the other NEOs were Mr. Rex, Ms. Cianfrocco, Mr. Zaetta, Ms. McSweeney and Mr. Thompson. For 2022 and 2023, the other NEOs were Mr. Rex, Mr. McMahon, Mr. Thompson and Mr. Bondy. For 2021, the other NEOs were Mr. Rex, Mr. McMahon, Mr. Thompson and Ms. Short.

(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 55. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2025	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	60,938,062	24,599,372	18,995,066
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(60,000,024)	(23,000,639)	(14,900,637)
Add Fair Value of Awards Granted in 2025 (Unvested / Unearned) as of 12/31/25	55,560,761	6,833,328	12,507,329
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/25		(13,539,636)	(3,441,234)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2025 as of the Vesting Date		(2,018,671)	(596,769)
CAP Total	56,498,799	(7,126,246)	12,563,754
2024	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	26,339,215	10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(23,000,118)	(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	21,201,523	6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	(2,389,054)	(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	2,074,448	1,696,242
CAP Total	24,226,014	10,583,224
2023	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	23,534,936	12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(20,001,084)	(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	20,931,590	10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	(2,051,233)	(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	(2,236,039)	(1,069,673)
CAP Total	20,178,170	10,383,382
2022	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	20,865,106	13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(16,500,772)	(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	19,765,736	11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	4,501,423	2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	2,628,303	558,733
CAP Total	31,259,796	17,698,638
2021	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	18,433,143	11,221,093	11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(14,375,350)	—	(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	24,998,702	—	14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	22,167,623	22,084,683	10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	4,228,632	3,305,627	1,050,626
CAP Total	55,452,750	36,611,403	29,088,841

(6)
The methodology used to determine the fair value of long-term incentive awards at each measurement date for purposes of the SEC pay versus performance disclosure rules is consistent with the methodology used to calculate the grant date fair value of these same awards for purposes of SCT Total Compensation. The inclusion of long-term incentive awards granted in prior years and the change in our stock price at each measurement date (and the resulting impact on the fair value calculation) is the most significant factor in the difference between the reported SCT Total Compensation and the determination of compensation amounts attributable in determining CAP for each reporting year under the SEC pay versus performance rules.

(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P 500 Health Care Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

(8)
Performance shares granted as part of the Company’s annual long-term incentive plan, are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value and account for 50% of the annual stock grant awarded to executive officers (except for Mr. Hemsley). The annual performance share awards are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards” in the “Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
(2)
Mr. Hemsley has served as PEO since May 12, 2025. Mr. Witty served as PEO from February 3, 2021, until May 12, 2025. Mr. Wichmann, the former PEO served until February 2, 2021. These columns reflect amounts for the current and former PEO in 2021 and 2025.

(3)
For 2025, the other NEOs were Mr. DeVeydt, Mr. Noel, Dr. Conway, Mr. Zaetta and Mr. Rex. In 2024, the other NEOs were Mr. Rex, Ms. Cianfrocco, Mr. Zaetta, Ms. McSweeney and Mr. Thompson. For 2022 and 2023, the other NEOs were Mr. Rex, Mr. McMahon, Mr. Thompson and Mr. Bondy. For 2021, the other NEOs were Mr. Rex, Mr. McMahon, Mr. Thompson and Ms. Short.

Peer Group Issuers, Footnote
(7)
Reflects our cumulative TSR and the cumulative TSR of the S&P 500 Health Care Index for the year ended December 31, 2021, the two-years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 55. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2025	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	60,938,062	24,599,372	18,995,066
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(60,000,024)	(23,000,639)	(14,900,637)
Add Fair Value of Awards Granted in 2025 (Unvested / Unearned) as of 12/31/25	55,560,761	6,833,328	12,507,329
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/25		(13,539,636)	(3,441,234)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2025 as of the Vesting Date		(2,018,671)	(596,769)
CAP Total	56,498,799	(7,126,246)	12,563,754
2024	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	26,339,215	10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(23,000,118)	(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	21,201,523	6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	(2,389,054)	(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	2,074,448	1,696,242
CAP Total	24,226,014	10,583,224
2023	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	23,534,936	12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(20,001,084)	(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	20,931,590	10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	(2,051,233)	(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	(2,236,039)	(1,069,673)
CAP Total	20,178,170	10,383,382
2022	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	20,865,106	13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(16,500,772)	(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	19,765,736	11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	4,501,423	2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	2,628,303	558,733
CAP Total	31,259,796	17,698,638
2021	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	18,433,143	11,221,093	11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(14,375,350)	—	(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	24,998,702	—	14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	22,167,623	22,084,683	10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	4,228,632	3,305,627	1,050,626
CAP Total	55,452,750	36,611,403	29,088,841

Non-PEO NEO Average Total Compensation Amount			$ 18,995,066	10,461,579	12,198,157	13,210,724	$ 11,347,389
Non-PEO NEO Average Compensation Actually Paid Amount			$ 12,563,754	10,583,224	10,383,382	17,698,638	29,088,841
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The values reflected in this column reflect the Total compensation set forth in the Summary Compensation Table (SCT) on page 55. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(5)
In accordance with SEC rules, the Compensation Actually Paid (CAP) totals reflected in these columns is computed by deducting and adding the following amounts from the Total column of the SCT (fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The change in value from the SCT to CAP is based on the change in fair value of outstanding long-term incentive awards which is primarily driven by changes in our share price and company performance between measurement dates:

2025	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	60,938,062	24,599,372	18,995,066
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(60,000,024)	(23,000,639)	(14,900,637)
Add Fair Value of Awards Granted in 2025 (Unvested / Unearned) as of 12/31/25	55,560,761	6,833,328	12,507,329
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/25		(13,539,636)	(3,441,234)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2025 as of the Vesting Date		(2,018,671)	(596,769)
CAP Total	56,498,799	(7,126,246)	12,563,754
2024	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	26,339,215	10,461,579
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(23,000,118)	(8,100,932)
Add Fair Value of Awards Granted in 2024 (Unvested / Unearned) as of 12/31/24	21,201,523	6,934,188
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/24	(2,389,054)	(407,853)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	2,074,448	1,696,242
CAP Total	24,226,014	10,583,224
2023	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	23,534,936	12,198,157
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(20,001,084)	(9,825,797)
Add Fair Value of Awards Granted in 2023 (Unvested / Unearned) as of 12/31/23	20,931,590	10,203,134
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/23	(2,051,233)	(1,122,439)
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2023 as of the Vesting Date	(2,236,039)	(1,069,673)
CAP Total	20,178,170	10,383,382
2022	Current PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	20,865,106	13,210,724
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(16,500,772)	(9,700,891)
Add Fair Value of Awards Granted in 2022 (Unvested / Unearned) as of 12/31/22	19,765,736	11,470,624
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/22	4,501,423	2,159,448
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2022 as of the Vesting Date	2,628,303	558,733
CAP Total	31,259,796	17,698,638
2021	Current PEO ($)	Former PEO ($)	Non-PEO NEOs ($)
SCT Total Compensation	18,433,143	11,221,093	11,347,389
Deduct Grant Date Fair Value of Stock Awards and Option Awards (as disclosed in the SCT)	(14,375,350)	—	(8,575,523)
Add Fair Value of Awards Granted in 2021 (Unvested / Unearned) as of 12/31/21	24,998,702	—	14,389,137
Add Change in Fair Value of Awards Granted in Prior Years (Unvested / Unearned) as of 12/31/21	22,167,623	22,084,683	10,877,212
Add Change in Fair Value of Awards Granted in Prior Years that Vested during 2021 as of the Vesting Date	4,228,632	3,305,627	1,050,626
CAP Total	55,452,750	36,611,403	29,088,841

Tabular List, Table
Most Important Performance Measures. The most important performance measures we use in setting pay-for-performance compensation for the most recently completed fiscal year are listed alphabetically in the table below. The way these measures determine the amounts of incentive compensation paid to NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.
Most Important Performance Measures
Adjusted Earnings Per Share (EPS)
Cash Flow from Operations
Employee Experience Index (EXI)
Operating Income
Net Promoter System (NPS)
Return on Equity
Revenue

Total Shareholder Return Amount			$ 102	153	157	155	145
Peer Group Total Shareholder Return Amount			$ 148	$ 129	$ 126	$ 124	$ 126
Company Selected Measure Amount | $ / shares			16.35	27.66	25.12	22.19	19.02
PEO Name	Mr. Witty	Mr. Hemsley
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 12,807,000,000	$ 15,242,000,000	$ 23,144,000,000	$ 20,639,000,000	$ 17,732,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description
(8)
Performance shares granted as part of the Company’s annual long-term incentive plan, are selected to ensure a strong pay-for-performance alignment between the Company’s executive compensation program and drivers of shareholder value and account for 50% of the annual stock grant awarded to executive officers (except for Mr. Hemsley). The annual performance share awards are weighted equally between cumulative adjusted EPS and average return on equity for the three-year performance period. Cumulative adjusted EPS includes the adjusted EPS for each year of the three-year performance period. Refer to Appendix A for a description of how adjusted EPS is calculated from the Company’s financial statements and the section entitled “Long-Term Awards” in the “Compensation Discussion and Analysis” section of this proxy statement for additional information related to the adjusted EPS performance measure within our long-term performance share awards. The correlation and impact of operating income (a performance measure described in more detail in our discussion of our annual incentive plan in the “Compensation Discussion and Analysis” section above) on adjusted EPS is the reason we selected adjusted EPS for inclusion in our Pay Versus Performance table as opposed to the return on equity metric.

Measure:: 2
Pay vs Performance Disclosure
Name			Cash Flow from Operations
Measure:: 3
Pay vs Performance Disclosure
Name			Employee Experience Index (EXI)
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name			Net Promoter System (NPS)
Measure:: 6
Pay vs Performance Disclosure
Name			Return on Equity
Measure:: 7
Pay vs Performance Disclosure
Name			Revenue
Stephen Hemsley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 60,938,062
PEO Actually Paid Compensation Amount			56,498,799
Andrew Witty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			24,599,372	26,339,215	23,534,936	20,865,106	18,433,143
PEO Actually Paid Compensation Amount			(7,126,246)	24,226,014	20,178,170	31,259,796	55,452,750
Dave Wichmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							11,221,093
PEO Actually Paid Compensation Amount							36,611,403
PEO [Member] | Stephen Hemsley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,000,024)
PEO [Member] | Stephen Hemsley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 55,560,761
PEO [Member] | Andrew Witty [Member]
Pay vs Performance Disclosure
Performance Shares Granted As A Percentage Of Overall Compensation To PEO			50.00%
PEO [Member] | Andrew Witty [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (23,000,639)	(23,000,118)	(20,001,084)	(16,500,772)	(14,375,350)
PEO [Member] | Andrew Witty [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,833,328	21,201,523	20,931,590	19,765,736	24,998,702
PEO [Member] | Andrew Witty [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,539,636)	(2,389,054)	(2,051,233)	4,501,423	22,167,623
PEO [Member] | Andrew Witty [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,018,671)	2,074,448	(2,236,039)	2,628,303	4,228,632
PEO [Member] | Dave Wichmann [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Dave Wichmann [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Dave Wichmann [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							22,084,683
PEO [Member] | Dave Wichmann [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							3,305,627
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Performance Shares Granted As A Percentage Of Overall Compensation To NEOs			50.00%
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (14,900,637)	(8,100,932)	(9,825,797)	(9,700,891)	(8,575,523)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,507,329	6,934,188	10,203,134	11,470,624	14,389,137
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,441,234)	(407,853)	(1,122,439)	2,159,448	10,877,212
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (596,769)	$ 1,696,242	$ (1,069,673)	$ 558,733	$ 1,050,626